Accounts receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Legal obligors [Abstract]
Trade and other receivables	R$ (42,900,983)	R$ (36,994,135)
Current	41,757,204	36,248,589
Non – Current	1,143,779	745,546
Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(40,926,334)	(35,007,045)
Itaú
Legal obligors [Abstract]
Trade and other receivables	(9,558,503)	(7,838,191)
Nubank
Legal obligors [Abstract]
Trade and other receivables	(5,913,071)	(4,050,376)
Bradesco
Legal obligors [Abstract]
Trade and other receivables	(3,665,312)	(4,836,685)
Santander
Legal obligors [Abstract]
Trade and other receivables	(3,500,190)	(3,405,603)
Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(3,115,571)	(2,920,938)
Banco Carrefour
Legal obligors [Abstract]
Trade and other receivables	(1,385,854)	(1,116,307)
CEF
Legal obligors [Abstract]
Trade and other receivables	(1,305,121)	(1,002,815)
Sicredi
Legal obligors [Abstract]
Trade and other receivables	(1,074,791)	(777,122)
Banco C6
Legal obligors [Abstract]
Trade and other receivables	(1,033,435)	(825,958)
Porto Seguro
Legal obligors [Abstract]
Trade and other receivables	(1,031,053)	(924,934)
Banco Cooperativo Sicoob
Legal obligors [Abstract]
Trade and other receivables	(1,016,395)	(644,039)
Banco Inter
Legal obligors [Abstract]
Trade and other receivables	(898,789)	(550,070)
Will Financeira
Legal obligors [Abstract]
Trade and other receivables	(651,170)	(349,453)
Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(578,074)	(598,813)
Banco XP
Legal obligors [Abstract]
Trade and other receivables	(475,067)	(406,986)
Midway
Legal obligors [Abstract]
Trade and other receivables	(390,785)	(392,638)
Realize
Legal obligors [Abstract]
Trade and other receivables	(371,801)	(352,125)
Banco Votorantim
Legal obligors [Abstract]
Trade and other receivables	(297,041)	(358,072)
Pernambucanas
Legal obligors [Abstract]
Trade and other receivables	(296,322)	(187,573)
Mercado Pago
Legal obligors [Abstract]
Trade and other receivables	(294,746)	(143,073)
Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(237,591)	(314,805)
Cred-system
Legal obligors [Abstract]
Trade and other receivables	(233,930)	(153,681)
Banco Original
Legal obligors [Abstract]
Trade and other receivables	(232,629)	(246,976)
Credz
Legal obligors [Abstract]
Trade and other receivables	(230,518)	(176,030)
Bancoob
Legal obligors [Abstract]
Trade and other receivables	(223,182)	(112,951)
Digio
Legal obligors [Abstract]
Trade and other receivables	(195,983)	(195,391)
Banrisul
Legal obligors [Abstract]
Trade and other receivables	(192,679)	(169,465)
Other
Legal obligors [Abstract]
Trade and other receivables	(2,526,731)	(1,955,978)
Current card issuers
Legal obligors [Abstract]
Trade and other receivables	(40,675,655)	(34,884,835)
Non - Current card issuers
Legal obligors [Abstract]
Trade and other receivables	(250,679)	(122,215)
Total acquirers
Legal obligors [Abstract]
Trade and other receivables	(12,053)	(63,560)
Getnet
Legal obligors [Abstract]
Trade and other receivables	0	(52,597)
Other
Legal obligors [Abstract]
Trade and other receivables	(12,053)	(10,934)
Total credit receivables(iii)
Legal obligors [Abstract]
Trade and other receivables	(1,943,355)	(1,735,100)
Loans, net
Legal obligors [Abstract]
Trade and other receivables	(47,957)	(743,379)
Credit card receivables, net
Legal obligors [Abstract]
Trade and other receivables	(578,092)	(1,112,510)
Payroll loans and other, net
Legal obligors [Abstract]
Trade and other receivables	(1,317,306)	(864,825)
Current credit receivables [Member]
Legal obligors [Abstract]
Trade and other receivables	(1,050,255)	(1,111,769)
Non-current credit receivables [Member]
Legal obligors [Abstract]
Trade and other receivables	(893,100)	(623,331)
Other accounts receivables(iv)
Legal obligors [Abstract]
Trade and other receivables	(19,241)	(188,425)
Visa [Member]
Legal obligors [Abstract]
Trade and other receivables	(12,081,889)	(12,325,585)
Visa [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(12,081,889)	(12,325,585)
Visa [Member] | Itaú
Legal obligors [Abstract]
Trade and other receivables	(1,815,225)	(1,920,151)
Visa [Member] | Nubank
Legal obligors [Abstract]
Trade and other receivables	0	0
Visa [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(1,863,042)	(2,924,890)
Visa [Member] | Santander
Legal obligors [Abstract]
Trade and other receivables	(843,398)	(829,714)
Visa [Member] | Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(1,937,964)	(2,008,045)
Visa [Member] | Banco Carrefour
Legal obligors [Abstract]
Trade and other receivables	(155,646)	(142,392)
Visa [Member] | CEF
Legal obligors [Abstract]
Trade and other receivables	(439,417)	(369,282)
Visa [Member] | Sicredi
Legal obligors [Abstract]
Trade and other receivables	(479,383)	(404,825)
Visa [Member] | Porto Seguro
Legal obligors [Abstract]
Trade and other receivables	(713,380)	(708,008)
Visa [Member] | Banco Cooperativo Sicoob
Legal obligors [Abstract]
Trade and other receivables	(974)
Visa [Member] | Banco Inter
Legal obligors [Abstract]
Trade and other receivables	0	0
Visa [Member] | Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(427,071)	(470,100)
Visa [Member] | Banco XP
Legal obligors [Abstract]
Trade and other receivables	(475,067)	(406,986)
Visa [Member] | Midway
Legal obligors [Abstract]
Trade and other receivables	(184,143)	(268,221)
Visa [Member] | Realize
Legal obligors [Abstract]
Trade and other receivables	(184,069)	(166,754)
Visa [Member] | Pernambucanas
Legal obligors [Abstract]
Trade and other receivables	0	0
Visa [Member] | Mercado Pago
Legal obligors [Abstract]
Trade and other receivables	(294,746)	(143,073)
Visa [Member] | Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(50,788)	(68,683)
Visa [Member] | Banco Original
Legal obligors [Abstract]
Trade and other receivables	0
Visa [Member] | Credz
Legal obligors [Abstract]
Trade and other receivables	(230,518)	(176,030)
Visa [Member] | Bancoob
Legal obligors [Abstract]
Trade and other receivables	(223,182)	(112,743)
Visa [Member] | Digio
Legal obligors [Abstract]
Trade and other receivables	(193,603)	(180,936)
Visa [Member] | Banrisul
Legal obligors [Abstract]
Trade and other receivables	(32,560)	(36,400)
Visa [Member] | Other
Legal obligors [Abstract]
Trade and other receivables	(1,537,713)	(988,354)
Master [Member]
Legal obligors [Abstract]
Trade and other receivables	(24,893,740)	(18,956,483)
Master [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(24,893,740)	(18,956,483)
Master [Member] | Itaú
Legal obligors [Abstract]
Trade and other receivables	(7,203,055)	(5,268,454)
Master [Member] | Nubank
Legal obligors [Abstract]
Trade and other receivables	(5,913,071)	(4,050,376)
Master [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(224,025)	(242,708)
Master [Member] | Santander
Legal obligors [Abstract]
Trade and other receivables	(2,637,687)	(2,564,868)
Master [Member] | Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(495,144)	(359,572)
Master [Member] | Banco Carrefour
Legal obligors [Abstract]
Trade and other receivables	(1,230,208)	(973,915)
Master [Member] | CEF
Legal obligors [Abstract]
Trade and other receivables	(258,672)	(180,490)
Master [Member] | Sicredi
Legal obligors [Abstract]
Trade and other receivables	(595,408)	(372,297)
Master [Member] | Banco C6
Legal obligors [Abstract]
Trade and other receivables	(1,033,435)	(825,958)
Master [Member] | Porto Seguro
Legal obligors [Abstract]
Trade and other receivables	(317,673)	(216,926)
Master [Member] | Banco Cooperativo Sicoob
Legal obligors [Abstract]
Trade and other receivables	(1,015,421)	(644,039)
Master [Member] | Banco Inter
Legal obligors [Abstract]
Trade and other receivables	(898,789)	(550,070)
Master [Member] | Will Financeira
Legal obligors [Abstract]
Trade and other receivables	(651,170)	(349,453)
Master [Member] | Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(134,822)	(113,100)
Master [Member] | Banco XP
Legal obligors [Abstract]
Trade and other receivables	0	0
Master [Member] | Midway
Legal obligors [Abstract]
Trade and other receivables	(206,642)	(124,417)
Master [Member] | Realize
Legal obligors [Abstract]
Trade and other receivables	(187,732)	(185,371)
Master [Member] | Banco Votorantim
Legal obligors [Abstract]
Trade and other receivables	(297,041)	(358,072)
Master [Member] | Pernambucanas
Legal obligors [Abstract]
Trade and other receivables	0	(1,017)
Master [Member] | Mercado Pago
Legal obligors [Abstract]
Trade and other receivables	0	0
Master [Member] | Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(180,207)	(246,112)
Master [Member] | Cred-system
Legal obligors [Abstract]
Trade and other receivables	(233,930)	(153,681)
Master [Member] | Banco Original
Legal obligors [Abstract]
Trade and other receivables	(232,629)	(246,976)
Master [Member] | Credz
Legal obligors [Abstract]
Trade and other receivables	0	0
Master [Member] | Bancoob
Legal obligors [Abstract]
Trade and other receivables	0	(208)
Master [Member] | Digio
Legal obligors [Abstract]
Trade and other receivables		(1)
Master [Member] | Banrisul
Legal obligors [Abstract]
Trade and other receivables	(160,119)	(133,065)
Master [Member] | Other
Legal obligors [Abstract]
Trade and other receivables	(786,860)	(795,339)
Hipercard [Member]
Legal obligors [Abstract]
Trade and other receivables	(540,223)	(649,586)
Hipercard [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(540,223)	(649,586)
Hipercard [Member] | Itaú
Legal obligors [Abstract]
Trade and other receivables	(540,223)	(649,586)
Elo [Member]
Legal obligors [Abstract]
Trade and other receivables	(2,957,755)	(2,621,704)
Elo [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(2,957,755)	(2,621,704)
Elo [Member] | Nubank
Legal obligors [Abstract]
Trade and other receivables	0	0
Elo [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(1,148,502)	(1,228,553)
Elo [Member] | Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(682,463)	(553,321)
Elo [Member] | CEF
Legal obligors [Abstract]
Trade and other receivables	(607,032)	(453,043)
Elo [Member] | Banco Inter
Legal obligors [Abstract]
Trade and other receivables	0	0
Elo [Member] | Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(16,181)	(15,613)
Elo [Member] | Pernambucanas
Legal obligors [Abstract]
Trade and other receivables	(296,322)	(186,556)
Elo [Member] | Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(6,596)	(10)
Elo [Member] | Cred-system
Legal obligors [Abstract]
Trade and other receivables	0	0
Elo [Member] | Digio
Legal obligors [Abstract]
Trade and other receivables	(2,380)	(14,454)
Elo [Member] | Other
Legal obligors [Abstract]
Trade and other receivables	(198,279)	(170,155)
Amex [Member]
Legal obligors [Abstract]
Trade and other receivables	(452,727)	(453,686)
Amex [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(452,727)	(453,686)
Amex [Member] | Nubank
Legal obligors [Abstract]
Trade and other receivables	0	0
Amex [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(429,743)	(440,535)
Amex [Member] | Santander
Legal obligors [Abstract]
Trade and other receivables	(19,105)	(11,021)
Amex [Member] | Other
Legal obligors [Abstract]
Trade and other receivables	R$ (3,879)	R$ (2,131)